Document and Entity Information	Jan. 27, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001836056
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	Ambrx Biopharma Inc.
Entity Incorporation State Country Code	E9
Entity File Number	001-40505
Entity Address, Address Line One	10975 Torrey Pines Road
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	729-3339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Phantom Share Units (PSUs) [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Ordinary shares, par value US $0.0001 per share
Adr [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	American Depositary Shares, each representing seven ordinary shares, par value US $0.0001 per share
Trading Symbol	AMAM